UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

10900 Hefner Pointe DriveSuite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2016

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Canada — 1.8%
Industrials— 1.8%
ATS Automation Tooling Systems*	93,592	$1,161,851
MacDonald Dettwiler & Associates	15,562	927,535
		2,089,386
Total Canada		2,089,386

China — 0.9%
Information Technology— 0.9%
Hollysys Automation Technologies	47,601	1,012,949
Total China		1,012,949

Finland — 0.9%
Industrials— 0.9%
Cargotec, Cl B	30,210	1,054,730
Total Finland		1,054,730

France — 3.1%
Industrials— 1.0%
Schneider Electric	16,666	1,170,910

Information Technology— 2.1%
Dassault Systemes	15,790	1,199,733
Parrot*	25,570	1,170,157
		2,369,890
Total France		3,540,800

Germany — 9.6%
Consumer Discretionary— 1.0%
Leoni	17,669	1,125,811

Industrials— 6.6%
Krones	23,061	2,676,564
KUKA	29,010	2,501,956
SLM Solutions Group*	51,769	1,136,504
Siemens	11,390	1,226,209
		7,541,233
Information Technology— 2.0%
Isra Vision	17,466	1,040,897
Jenoptik	95,076	1,251,083
		2,291,980
Total Germany		10,959,024

Hong Kong — 1.1%
Industrials— 1.1%
Johnson Electric Holdings	361,535	1,226,522
Total Hong Kong		1,226,522

Israel — 3.1%
Health Care— 1.0%
Mazor Robotics*	162,385	1,134,950

Industrials— 1.1%
Elbit Systems	14,877	1,230,677

Information Technology— 1.1%

Description	Shares	Fair Value

Mobileye*	21,676	$1,302,728
Total Israel		3,668,355

Japan — 23.7%
Consumer Discretionary— 1.0%
Denso	22,871	1,135,289

Health Care— 2.0%
CYBERDYNE*	185,480	2,292,021

Industrials— 13.0%
Aida Engineering	103,751	994,844
Daifuku	74,517	1,078,405
Daihen	218,546	1,019,570
FANUC	11,828	1,974,277
Harmonic Drive Systems	58,269	871,484
Mitsubishi Electric	87,644	943,325
Nabtesco	96,310	2,119,838
Nachi-Fujikoshi	192,606	962,292
SMC	3,714	943,076
THK	53,057	1,029,493
Toshiba Machine	246,669	957,648
Yushin Precision Equipment	107,135	2,057,179
		14,951,431
Information Technology— 7.7%
Keyence	4,506	2,273,094
Omron	55,458	2,177,676
Topcon	49,553	1,113,888
Yaskawa Electric	188,049	2,232,698
Yokogawa Electric	89,278	1,004,508
		8,801,864
Total Japan		27,180,605

Netherlands — 1.1%
Health Care— 1.1%
QIAGEN*	47,030	1,315,899
Total Netherlands		1,315,899

Norway — 0.9%
Industrials— 0.9%
Kongsberg Gruppen	62,061	1,042,131
Total Norway		1,042,131

South Korea — 0.8%
Information Technology— 0.8%
SFA Engineering	26,140	937,122
Total South Korea		937,122

Sweden — 2.0%
Health Care— 1.1%
Elekta, Cl B	182,875	1,221,953

Industrials— 0.9%
Arcam*	67,074	1,005,085
Total Sweden		2,227,038

Switzerland — 4.0%
Health Care— 1.0%
Tecan Group	9,565	1,178,333

Industrials— 3.0%
ABB	114,892	2,346,613

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Description	Shares	Fair Value

Kardex	19,517	$1,149,373
		3,495,986
Total Switzerland		4,674,319

Taiwan — 6.6%
Industrials— 3.8%
Airtac International Group	183,400	842,310
Hiwin Technologies	365,981	2,266,262
Teco Electric and Machinery	1,538,000	1,205,692
		4,314,264

Information Technology— 2.8%
Adlink Technology	367,365	1,004,185
Advantech	168,000	1,133,427
Delta Electronics	224,000	1,103,273
		3,240,885
Total Taiwan		7,555,149

United Kingdom — 1.8%
Information Technology— 1.8%
E2V Technologies	295,202	1,031,885
Renishaw	31,579	1,031,903
		2,063,788
Total United Kingdom		2,063,788

United States — 38.3%
Consumer Discretionary— 2.0%
iRobot*	75,534	2,325,692

Energy— 3.3%
FMC Technologies*	27,550	902,538
Helix Energy Solutions Group*	91,411	765,110
Oceaneering International	51,636	2,066,473
		3,734,121
Health Care— 6.5%
Accuray*	357,200	2,278,936
Intuitive Surgical*	4,970	2,649,855
TransEnterix*	403,074	1,318,052
Varian Medical Systems*	13,632	1,173,306
		7,420,149
Industrials— 11.2%
Aerovironment*	91,981	2,397,025
Deere	12,393	1,172,006
John Bean Technologies	30,555	1,113,730
Lincoln Electric Holdings	39,521	2,392,996
Nordson	14,642	1,085,119
Northrop Grumman	7,170	1,240,482
Rockwell Automation	19,378	2,262,963
Teledyne Technologies*	10,831	1,122,850
		12,787,171
Information Technology— 15.3%
3D Systems*	56,354	741,619
Atmel	116,332	963,229
Brooks Automation	100,146	1,056,540
Cognex	50,501	2,286,180
FARO Technologies*	51,549	2,262,486
FLIR Systems	37,296	1,148,344
Immersion*	90,472	1,241,276
IPG Photonics*	13,573	1,251,702
Microchip Technology	24,106	1,032,701

Description	Shares/Face Amount	Fair Value

National Instruments	38,928	$1,127,355
Nuance Communications*	64,893	1,176,510
Stratasys*	32,713	1,005,271
Teradyne	58,982	1,135,993
Trimble Navigation*	48,887	1,129,290
		17,558,496
Total United States		43,825,629

Total Common Stock (Cost $121,827,838)		114,373,446

TIME DEPOSIT — 0.1%

Brown Brothers Harriman 0.030%, 08/03/2015	$127,135	127,135

Total Time Deposit (Cost $127,135)		127,135

Total Investments — 99.9% (Cost $121,954,973)†		$114,500,581

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$114,373,446	$—	$—	$114,373,446
Time Deposit	—	127,135	—	127,135
Total Investments in Securities	$114,373,446	$127,135	$—	$114,500,581

Percentages are based on Net Assets of $114,580,072.

*	Non-income producing security.
Cl — Class

†	At July 31, 2015, the tax basis cost of the Fund's investments was $121,954,973, and the unrealized appreciation and depreciation were $7,833,966 and $(15,288,358), respectively.

For the period ended July 31, 2015, there have been no transfers between Level 1 or Level 2 assets and liabilities.

For the period ended July 31, 2015, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For the period ended July 31, 2015, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: September 25, 2015

By (Signature and Title)	/s/ James J. Baker
James J. Baker, Jr., Treasurer

Date: September 25, 2015